GOING CONCERN - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Cash Flow Supplemental Disclosures [Line Items]
Deficit accumulated during the development stage	$ 85,207,078
Net loss	11,619,796	$ 11,852,229
Cash used in operating activities	3,991,479	4,623,891
Cash and cash equivalents	928,279	$ 1,614,758	$ 2,457,046
Net working capital deficit	$ 430,055